Profit on disposal of intangible assets (Tables)	12 Months Ended
Jun. 30, 2025
Profit on disposal of intangible assets
Schedule of profit on disposal of intangible assets

	2025	2024	2023
	£’000	£’000	£’000
Profit on disposal of registrations	48,742	36,516	20,424
Player loan income	—	906	—
	48,742	37,422	20,424